Share Capital, Share Premium And Other Capital Reserves - Additional Information (Detail) ₽ in Millions			12 Months Ended
	Nov. 27, 2020 RUB (₽) shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2021 RUB (₽) shares
Statements [Line Items]
Stock split of ordinary shares		25-for-1
Treasury shares [member]
Statements [Line Items]
Issue of shares to employee-benefit trust			(12,200,000)
Issue of shares to employee-benefit trust value | ₽			₽ (1)
Share capital [member]
Statements [Line Items]
Issue of shares to employee-benefit trust			12,200,000
Issue of shares to employee-benefit trust value | ₽			₽ 1
IPO [Member]
Statements [Line Items]
Number of shares issued	37,950,000
Share issue related costs | ₽	₽ 5,820
Underwriting commissions | ₽	5,512
Other transaction costs | ₽	₽ 308
Private Placement [Member]
Statements [Line Items]
Number of shares issued	4,500,000
IPO and Private Placement [member]
Statements [Line Items]
Proceeds from issuing shares | ₽	₽ 90,480
Ordinary shares [member]
Statements [Line Items]
Increase in number of shares authorized		374,999,998
Par value per share | $ / shares		$ 0.001
Number of shares issued	37,950,000
Number of ordinary shares after capital reorganization and IPO		559,999,998
Class A Shares [Member]
Statements [Line Items]
Par value per share | $ / shares		$ 0.001
Percentage of voting equity interests to appoint one director - Bottom of range		7.50%
Percentage of voting equity interests to appoint one director - Top of range		15.00%
Percentage of voting equity interests to appoint two directors - Bottom of range		15.00%